UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Boulevard, Hauppauge, NY

   11788

(Address of principal executive offices)

(Zip code)

Emile Moulineax

            Gemini Fund Services, LLC, 450 Wireless Boulevard, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

1/31

Date of reporting period:10/31/08

Item 1.  Schedule of Investments.

The Biondo Growth Fund
PORTFOLIO OF INVESTMENTS
October 31, 2008 (Unaudited)
	Shares		Value
		COMMON STOCKS - 91.9%
		AEROSPACE / DEFENSE - 4.4%
	50,000	BE Aerospace, Inc. *	$ 643,500
	27,500	Boeing, Co. +	1,437,425
			2,080,925

		AGRICULTURE - 3.4%
	37,500	Philip Morris International, Inc.	1,630,125

		BIOTECHNOLOGY - 8.6%
	22,500	Genentech, Inc. *	1,866,150
	30,000	Genzyme Corp. *	2,186,400
			4,052,550

		COMMERCIAL SERVICES - 0.9%
	3,000	Mastercard, Inc.	443,460

		COSMETICS/PERSONAL CARE - 1.7%
	12,500	Colgate Palmolive Co.	784,500

		COMPUTERS - 4.5%
	14,250	Apple, Inc. * +	1,533,158
	11,500	Research In Motion, Ltd. * +	579,945
			2,113,103

		DIVERSIFIED FINANCIAL SERVICES - 10.2%
	12,500	IntercontinentalExchange, Inc. * +	1,069,500
	55,000	J.P. Morgan Chase & Co. +	2,268,750
	25,000	Morgan Stanley	436,750
	35,000	NYSE Euronext +	1,056,300
			4,831,300

		ELECTRONICS - 1.5%
	18,500	Sunpower Corp. *	722,610

		ENGINEERING & CONSTRUCTION - 2.0%
	35,000	Foster Wheeler, Ltd. *	959,000

		FOOD & BEVERAGE - 3.3%
	27,500	PepsiCo, Inc.	1,567,775

		HEALTHCARE & HEALTHCARE PRODUCTS - 16.4%
	17,500	IDEXX Laboratories, Inc. *	615,825
	18,500	Intuitive Surgical, Inc. *	3,196,615
	32,500	Medtronic, Inc.	1,310,725
	22,500	Nuvasive, Inc. *	1,059,525
	30,000	Stryker Corp.	1,603,800
			7,786,490

		INSURANCE - 2.8%
	350	Berkshire Hathaway, Inc. Class B *	1,344,000

		INTERNET - 3.0%
	4,000	Google, Inc. *	1,437,440

		LODGING - 3.1%
	27,500	Las Vegas Sands Corp. *	390,225
	17,500	Wynn Resorts, Ltd. +	1,057,000
			1,447,225

		OIL & GAS - 8.4%
	70,000	Dresser-Rand Group, Inc. *	1,568,000
	25,000	Murphy Oil Corp.	1,266,000
	22,500	Schlumberger, Ltd.	1,162,125
			3,996,125

		PHARMACEUTICALS - 8.6%
	62,500	Cubist Pharmaceuticals, Inc. *	1,586,875
	35,000	Onyx Pharmaceuticals, Inc. *	944,300
	17,500	United Therapeutics Corp. * +	1,526,525
			4,057,700

		RETAIL - 1.3%
	20,000	CVS Corp.	613,000

		SOFTWARE - 4.0%
	85,000	Microsoft Corp.	1,898,050

		TELECOMMUNICATIONS - 3.8%
	47,500	Qualcomm, Inc.	1,817,350

		TOTAL COMMON STOCKS (Cost $57,066,303)	43,582,728

	Shares /
	Principal ($)		Value
		U.S. GOVERNMENT SECURITIES - 2.2%
	$ 1,024,000	United States Treasury Note - 3.25% due 1/15/2009
		(Cost $1,027,814)	1,029,600

		SHORT-TERM INVESTMENTS - 8.3%
	3,944,356	Milestone Treasury Obligation Portfolio - Institutional Class, 0.89%**, 11/1/08
		(Cost $3,944,356)	3,944,356

		TOTAL INVESTMENTS - 102.4% (Cost $62,038,473) (a)	$ 48,556,684
		OTHER ASSETS AND LIABILITIES - (2.4)%	(1,195,639)
		NET ASSETS - 100.0%	$ 47,361,045

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by
	net unrealized appreciation (depreciation) of securities as follows:
		Unrealized Appreciation:	$ 2,140,426
		Unrealized Depreciation:	(15,622,215)
		Net Unrealized Depreciation:	$ (13,481,789)

*	Non-Income producing security.
+	Subject to call or put option written
**	Money market fund; interest rate reflects seven-day effective yield on October 31, 2008.

Schedule of Options Written
October 31, 2008 (Unaudited)

	Number of
	Contracts***	Security, Expiration Date, Exercise Price	Value
	40	Apple, Inc., Nov 08, Call @ $110 *	$ 24,000
	275	Boeing Co., Nov 08, Call @ $50 *	126,500
	50	Intercontinental Exchange, Inc., Dec 08, Call @ $85 *	55,000
	50	Intercontinental Exchange, Inc., Dec 08, Call @ $95 *	36,000
	200	J. P. Morgan Chase & Co., Jan 09, Call @ $50 *	24,800
	100	J. P. Morgan Chase & Co., Jan 09, Put @ $45 *	79,000
	100	J. P. Morgan Chase & Co., Jan 09, Put @ $50 *	115,500
	350	NYSE Euronext, Dec 08, Call @ $30 *	108,500
	115	Research In Motion, Ltd., Dec 08, Call @ $55 *	57,500
	50	United Therapeutics Corp., Nov 08, Call @ $100 *	38,400
	25	United Therapeutics Corp., Nov 08, Call @ $120 *	7,500
	175	Wynn Resorts, Ltd., Dec 08, Call @ $45 *	322,000
		TOTAL OPTIONS WRITTEN
		(Premiums received $797,044)	$ 994,700

***	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

	Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and
	semi-annual reports filed with the Securities and Exchange Commission on Form N-CSR.

	Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157
	(FAS 157), Fair Value Measurements.

	These inputs are summarized in the three broad level listed below.
	Level 1 - quoted prices in active markets for identical securities.
	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,
	credit risk, etc.)
	Level 3 - Significant unobservable inputs (including fund's own assumption in determining the fair value of investments).

	The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing
	in those securities.

	The following is a summary of the inputs used as of October 31, 2008 in valuing the fund's assets carried at fair value:

Valuation inputs	Investment in Securites ($)	Other Financial Instruments* ($)
Level 1- Quoted Prices	43,582,728	994,700
Level 2 - Other Significant Observable Inputs	4,973,956	-
Level 3 - Significant Unobservable Inputs	0	-
Total	48,556,684	994,700
* Other financial instruments include futures, forwards, swap contracts and written options.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Andrew Rogers

       Andrew Rogers, President

Date

12/22/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew Rogers

        Andrew Rogers, President

Date

12/22/08

By (Signature and Title)

*/s/ Kevin Wolf

       Kevin Wolf, Treasurer

Date

12/22/08